Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	SOL-GEL TECHNOLOGIES LTD.
Entity Central Index Key	0001684693
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019